Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings per share [Abstract]
Earnings per share
44.	Earnings (Loss) Per Share

(1)	Basic earnings (loss) per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

Type		2018	2019	2020
		In won
Basic earnings (loss) per share	￦	(2,048)	(3,654)	3,102

(2)	Diluted earnings (loss) per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

Type		2018	2019	2020
		In won
Diluted earnings (loss) per share	￦	(2,048)	(3,654)	3,102

(3)	Basic earnings (loss) per share

Profit (loss) for the year and weighted average number of common shares used in the calculation of basic earnings (loss) per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

Type		2018	2019	2020
		In millions of won except number of shares
Profit (loss) attributable to owners of the controlling company	￦	(1,314,567)	(2,345,517)	1,991,347
Profit (loss) used in the calculation of total basic earnings (loss) per share		(1,314,567)	(2,345,517)	1,991,347
Weighted average number of common shares		641,964,077	641,964,077	641,964,077

(4)	Diluted earnings (loss) per share

Diluted earnings (loss) per share is calculated by applying adjusted weighted average number of common shares under the assumption that all dilutive potential common shares are converted to common shares.

Earnings (loss) used in the calculation of total diluted earnings (loss) per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

Type		2018	2019	2020
		In millions of won
Profit (loss) used in the calculation of total diluted earnings (loss) per share	￦	(1,314,567)	(2,345,517)	1,991,347

Weighted average number of common shares used in calculating diluted earnings (loss) per share are adjusted from weighted average number of common shares used in calculating basic earnings (loss) per share. Detailed information of the adjustment for the years ended December 31, 2018, 2019 and 2020 are as follows:

Type	2018	2019	2020
	In number of shares
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Diluted weighted average number of shares	641,964,077	641,964,077	641,964,077

(5)	There are no potential dilutive instruments, thus diluted earnings (loss) per share are same as basic earnings (loss) per share for the years ended December 31, 2018, 2019 and 2020.